Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 52.18%
Communication Services - 5.72%
Alphabet, Inc., Class A
* 260 $ 381,056
Alphabet, Inc., Class C
* 260 382,096
AT&T, Inc.
# 3,140 89,522
CenturyLink, Inc.
1,200 12,108
Comcast Corp., Class A
# 600 27,756
Discovery, Inc., Class C
* 1,014 19,874
Facebook, Inc., Class A
*# 1,100 288,090
Fox Corp., Class A
266 7,403
Omnicom Group, Inc.
# 600 29,700
Verizon Communications,
Inc.
# 5,900 350,991
Walt Disney Co. (The)
1,165 144,553
1,733,149
Consumer Discretionary - 6.29%
Amazon.com, Inc.
*# 300 944,619
AutoZone, Inc.
* 100 117,764
Carnival Corp.
300 4,554
Dollar General Corp.
300 62,886
eBay, Inc.
# 500 26,050
Ford Motor Co.
2,900 19,314
Hasbro, Inc.
# 300 24,816
McDonald's Corp.
300 65,847
NIKE, Inc., Class B
# 600 75,324
Ross Stores, Inc.
500 46,660
Starbucks Corp.
400 34,368
Target Corp.
# 2,800 440,776
Wynn Resorts, Ltd.
200 14,362
Yum! Brands, Inc.
300 27,390
1,904,730
Consumer Staples - 4.62%
Archer-Daniels-Midland Co.
400 18,596
Campbell Soup Co.
# 1,300 62,881
Coca-Cola Co. (The)
900 44,433
Colgate-Palmolive Co.
# 400 30,860
Constellation Brands, Inc.,
Class A
# 500 94,755
Costco Wholesale Corp.
# 600 213,000
General Mills, Inc.
# 800 49,344
J M Smucker Co. (The)
# 400 46,208
Kimberly-Clark Corp.
# 600 88,596
Kroger Co. (The)
# 800 27,128
Mondelez International, Inc.,
Class A
# 1,200 68,940
PepsiCo, Inc.
# 900 124,740
Procter & Gamble Co.
(The)
# 800 111,192
Industry Company Shares Value
Consumer Staples (continued)
Walmart, Inc.
# 3,000 $ 419,730
1,400,403
Energy - 1.17%
Chevron Corp.
# 1,078 77,616
ConocoPhillips
887 29,129
EOG Resources, Inc.
# 500 17,970
Exxon Mobil Corp.
# 1,900 65,227
HollyFrontier Corp.
# 3,100 61,101
Kinder Morgan, Inc.
500 6,165
Marathon Petroleum Corp.
# 1,700 49,878
Phillips 66
593 30,741
Valero Energy Corp.
400 17,328
355,155
Financials - 4.87%
Aflac, Inc.
# 500 18,175
Allstate Corp. (The)
# 300 28,242
American Express Co.
# 300 30,075
Aon PLC, Class A
300 61,890
Bank of America Corp.
# 700 16,863
Berkshire Hathaway, Inc.,
Class B
*# 700 149,058
BlackRock, Inc.
300 169,065
Capital One Financial Corp.
200 14,372
Charles Schwab Corp.
(The)
# 1,200 43,476
Chubb, Ltd.
461 53,531
Citigroup, Inc.
# 810 34,919
Comerica, Inc.
300 11,475
Goldman Sachs Group, Inc.
(The)
200 40,194
Huntington Bancshares, Inc.
3,200 29,344
JPMorgan Chase & Co.
# 1,000 96,270
KeyCorp.
3,300 39,369
Marsh & McLennan Cos.,
Inc.
# 400 45,880
MetLife, Inc.
# 1,000 37,170
Morgan Stanley
# 800 38,680
PNC Financial Services
Group, Inc. (The)
500 54,955
Progressive Corp. (The)
# 1,220 115,498
S&P Global, Inc.
500 180,300
T Rowe Price Group, Inc.
200 25,644
Truist Financial Corp.
300 11,415
U.S. Bancorp
1,900 68,115
Wells Fargo & Co.
# 2,671 62,795
1,476,770

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care - 6.89%
Abbott Laboratories
# 1,000 $ 108,830
AbbVie, Inc.
# 1,859 162,830
Amgen, Inc.
# 500 127,080
Anthem, Inc.
300 80,577
Baxter International, Inc.
# 300 24,126
Becton Dickinson & Co.
273 63,522
Biogen, Inc.
*# 800 226,944
Bristol-Myers Squibb Co.
# 1,579 95,198
Cigna Corp.
299 50,653
CVS Health Corp.
400 23,360
Danaher Corp.
200 43,066
DaVita, Inc.
*# 700 59,955
Gilead Sciences, Inc.
400 25,276
Johnson & Johnson
# 500 74,440
Medtronic PLC
400 41,568
Merck & Co., Inc.
# 1,700 141,015
Pfizer, Inc.
# 1,700 62,390
Regeneron
Pharmaceuticals, Inc.
*# 200 111,956
Stryker Corp.
160 33,339
Thermo Fisher Scientific,
Inc.
500 220,760
UnitedHealth Group, Inc.
# 1,000 311,770
2,088,655
Industrials - 3.81%
3M Co.
# 500 80,090
American Airlines Group,
Inc.
# 500 6,145
Boeing Co. (The)
300 49,578
Carrier Global Corp.
540 16,492
Emerson Electric Co.
400 26,228
FedEx Corp.
# 600 150,912
Honeywell International,
Inc.
# 600 98,766
Ingersoll Rand, Inc.
* 176 6,265
Johnson Controls
International PLC
454 18,546
L3Harris Technologies, Inc.
200 33,968
Lockheed Martin Corp.
270 103,486
Northrop Grumman Corp.
# 700 220,843
Otis Worldwide Corp.
270 16,853
Raytheon Technologies
Corp.
# 1,240 71,350
Republic Services, Inc.
300 28,005
Southwest Airlines Co.
1,400 52,500
Spirit AeroSystems
Holdings, Inc., Class A
# 1,000 18,910
Trane Technologies PLC
200 24,250
Union Pacific Corp.
300 59,061
United Parcel Service, Inc.,
Class B
100 16,663
Industry Company Shares Value
Industrials (continued)
Waste Management, Inc.
500 $ 56,585
1,155,496
Information Technology - 14.96%
Adobe, Inc.
*# 800 392,344
Apple, Inc.
# 7,400 856,994
Applied Materials, Inc.
# 1,100 65,395
Cisco Systems, Inc.
# 3,000 118,170
Citrix Systems, Inc.
500 68,855
Cognizant Technology
Solutions Corp., Class A
# 700 48,594
DXC Technology Co.
171 3,053
Hewlett Packard Enterprise
Co.
4,200 39,354
HP, Inc.
2,000 37,980
Intel Corp.
# 2,700 139,806
International Business
Machines Corp.
# 400 48,668
Intuit, Inc.
400 130,484
Juniper Networks, Inc.
2,700 58,050
Mastercard , Inc., Class A
# 800 270,536
Micron Technology, Inc.
*# 2,600 122,096
Microsoft Corp.
# 3,100 652,023
NetApp, Inc.
# 2,900 127,136
NortonLifeLock , Inc.
1,100 22,924
Oracle Corp.
# 6,860 409,542
PayPal Holdings, Inc.
*# 1,100 216,733
QUALCOMM, Inc.
# 2,400 282,432
salesforce.com, Inc.
*# 700 175,924
Texas Instruments, Inc.
470 67,111
Visa, Inc., Class A
# 900 179,973
4,534,177
Materials - 1.15%
Corteva , Inc.
1,033 29,761
Dow, Inc.
533 25,077
DuPont de Nemours, Inc.
# 933 51,763
Ecolab, Inc.
500 99,920
Linde PLC
300 71,439
Sherwin-Williams Co. (The)
100 69,674
347,634
Real Estate - 0.93%
American Tower Corp.
300 72,519
Crown Castle International
Corp.
# 500 83,250
Equinix , Inc.
100 76,013
Public Storage
100 22,272

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Real Estate (continued)
Simon Property Group, Inc.
400 $ 25,872
279,926
Utilities - 1.77%
AES Corp.
100 1,811
American Electric Power
Co., Inc.
800 65,384
Dominion Energy, Inc.
420 33,151
Duke Energy Corp.
783 69,342
NextEra Energy, Inc.
# 600 166,536
NRG Energy, Inc.
# 3,000 92,220
Public Service Enterprise
Group, Inc.
900 49,419
Sempra Energy
500 59,180
537,043
TOTAL COMMON STOCKS - 52.18% 15,813,138
(Cost $8,773,459)
.
Rights - 0.01%
Bristol-Myers Squibb Co.,
CVR
* 800 1,800
TOTAL RIGHTS - 0.01% 1,800
(Cost $1,840)
Due Date
Discount Rate
or Coupon Rate
Principal
Amount Value
.
U.S. Government Obligations - 32.99%
U.S. Government Obligations - 32.99%
10/08/2020
0.000%(a) $ 2,000,000
1,999,975
10/29/2020
0.000%(a) 1,000,000
999,928
11/27/2020
0.000%(a) 3,000,000
2,999,549
12/24/2020
0.000%(a) 4,000,000
3,999,066
TOTAL U.S. GOVERNMENT OBLIGATIONS
- 32.99% 9,998,518
(Cost $9,998,451)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 12.68%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 3,843,673
$ 3,843,673
TOTAL MONEY MARKET FUND - 12.68% 3,843,673
(Cost $3,843,673)
TOTAL INVESTMENTS BEFORE
OPTIONS WRITTEN - 97.86% 29,657,129
(Cost $22,617,423 )
WRITTEN OPTIONS - (2.11%)
TOTAL WRITTEN OPTIONS - (2.11%)
$ (638,697)
(Premiums Received $(736,810))
TOTAL INVESTMENTS - 95.75% $ 29,018,432
(Cost $21,880,613)
Other Assets in Excess of Liabilities - 4.25% 1,289,035
NET ASSETS - 100.00% $ 30,307,467
* Non-income producing security.
# Security subject to call or put option written by the Fund.
(a) Rate represents the effective yield at purchase.
^ Rate disclosed as of September 30, 2020.
CVR - Contingent Value Right
PLC - Public Limited Company

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
.
Exchange Traded Put Options Written - (0.96%)
Activision Blizzard, Inc. 35 $ (283,325) $ 75.00
11/20/20
$ (9,135)
Adobe, Inc. 6 (294,258) 390.00
10/16/20
(336)
Advanced Micro Devices, Inc. 25 (204,975) 80.00
11/20/20
(16,075)
Akamai Technologies, Inc. 15 (143,385) 110.00
11/20/20
(7,800)
Allstate Corp. (The) 5 (47,070) 95.00
10/16/20
(1,450)
Amazon.com, Inc. 1 (314,873) 3000.00
12/18/20
(19,800)
AmerisourceBergen Corp. 30 (290,760) 90.00
11/20/20
(9,300)
Autodesk, Inc. 9 (207,909) 220.00
10/16/20
(3,240)
Bank of America Corp. 20 (48,180) 23.00
10/16/20
(700)
Biogen, Inc. 11 (312,048) 275.00
10/16/20
(4,070)
Cadence Design Systems, Inc. 25 (266,575) 100.00
11/20/20
(9,625)
Campbell Soup Co. 60 (290,220) 48.00
11/20/20
(12,000)
Clorox Co. (The) 14 (294,238) 220.00
10/16/20
(14,840)
Colgate-Palmolive Co. 5 (38,575) 72.50
11/20/20
(655)
Costco Wholesale Corp. 9 (319,500) 340.00
01/15/21
(12,510)
DaVita, Inc. 25 (214,125) 75.00
10/16/20
(875)
DaVita, Inc. 5 (42,825) 80.00
10/16/20
(450)
DexCom , Inc. 8 (329,784) 400.00
12/18/20
(30,080)
DISH Network Corp., Class A 50 (126,000) 32.50
10/16/20
(19,250)
eBay, Inc. 10 (52,100) 45.00
10/16/20
(90)
J M Smucker Co. (The) 10 (115,520) 105.00
10/16/20
(290)
Kroger Co. (The) 90 (305,190) 33.00
10/16/20
(3,510)
Lowe's Cos., Inc. 20 (331,720) 155.00
11/20/20
(10,540)
Merck & Co., Inc. 10 (82,950) 75.00
10/16/20
(120)
Morgan Stanley 10 (48,350) 50.00
11/20/20
(3,750)
Netflix, Inc. 7 (350,021) 450.00
12/18/20
(17,024)
NVIDIA Corp. 7 (378,854) 470.00
12/18/20
(16,660)
PepsiCo, Inc. 23 (318,780) 130.00
12/18/20
(8,395)
Principal Financial Group, Inc. 20 (80,540) 40.00
10/16/20
(2,200)
Procter & Gamble Co. (The) 5 (69,495) 120.00
10/16/20
(45)
PulteGroup, Inc. 10 (39,635) 42.00
10/16/20
(400)
Raymond James Financial, Inc. 5 (36,380) 70.00
11/20/20
(1,750)
ServiceNow , Inc. 8 (335,080) 390.00
11/20/20
(5,120)
Synopsys, Inc. 10 (4,750,000) 200.00
12/18/20
(10,000)
Tractor Supply Co. 20 (286,680) 135.00
10/16/20
(2,540)
Universal Health Services, Inc., Class B 5 (53,510) 115.00
12/18/20
(7,600)
Vistra Corp. 5 (8,020) 19.00
10/16/20
(350)
VMware, Inc., Class A 10 (123,600) 135.00
10/16/20
(1,090)
Wells Fargo & Co. 80 (188,080) 22.50
01/15/21
(14,480)
Wells Fargo & Co. 50 (117,550) 25.00
11/20/20
(12,800)
Zendesk , Inc. 35 (303,415) 85.00
10/16/20
(700)
Total Exchange Traded Put Options Written (Premiums Received $(493,316))
$ (291,645)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
.
Exchange Traded Call Options Written - (1.15%)
3M Co. 2 $ (32,036) $ 165.00
10/16/20
$ (326)
Abbott Laboratories 3 (32,649) 110.00
11/20/20
(1,365)
AbbVie, Inc. 5 (43,795) 92.50
11/20/20
(805)
Adobe, Inc. 3 (147,129) 420.00
10/16/20
(20,529)
Aflac, Inc. 5 (18,175) 37.50
10/16/20
(225)
American Airlines Group, Inc. 5 (6,145) 13.00
10/16/20
(270)
American Express Co. 3 (30,075) 100.00
10/16/20
(900)
Amgen, Inc. 2 (50,832) 255.00
10/16/20
(1,260)
Apple, Inc. 24 (277,944) 110.00
11/20/20
(26,880)
Applied Materials, Inc. 4 (23,780) 65.00
10/16/20
(120)
AT&T, Inc. 10 (28,510) 31.00
10/16/20
(30)
Baxter International, Inc. 3 (24,126) 90.00
11/20/20
(270)
Berkshire Hathaway, Inc., Class B 3 (63,882) 220.00
12/18/20
(1,791)
Biogen, Inc. 6 (170,208) 290.00
10/16/20
(2,640)
Bristol-Myers Squibb Co. 5 (30,145) 62.50
01/15/21
(1,170)
Campbell Soup Co. 4 (19,348) 47.00
11/20/20
(1,000)
Charles Schwab Corp. (The) 4 (14,492) 38.00
12/18/20
(744)
Chevron Corp. 4 (28,800) 80.00
12/18/20
(832)
Cisco Systems, Inc. 10 (39,390) 47.50
10/16/20
(10)
Citigroup, Inc. 4 (17,244) 52.50
12/18/20
(268)
Cognizant Technology Solutions Corp., Class A 3 (20,826) 70.00
10/16/20
(420)
Comcast Corp., Class A 4 (18,504) 42.50
10/16/20
(1,400)
Constellation Brands, Inc., Class A 2 (37,902) 185.00
10/16/20
(1,840)
Costco Wholesale Corp. 2 (71,000) 340.00
10/16/20
(3,470)
Crown Castle International Corp. 2 (33,300) 175.00
10/16/20
(120)
DaVita, Inc. 3 (25,695) 85.00
10/16/20
(870)
DuPont de Nemours, Inc. 3 (16,644) 60.00
10/16/20
(90)
eBay, Inc. 2 (10,420) 60.00
10/16/20
(12)
EOG Resources, Inc. 2 (7,188) 50.00
10/16/20
(8)
Exxon Mobil Corp. 6 (20,598) 47.50
10/16/20
(12)
Facebook, Inc., Class A 4 (104,760) 275.00
12/18/20
(6,280)
FedEx Corp. 3 (75,456) 165.00
10/16/20
(26,550)
General Mills, Inc. 3 (18,504) 67.50
10/16/20
(9)
Hasbro, Inc. 3 (24,816) 80.00
10/16/20
(1,266)
HollyFrontier Corp. 31 (61,101) 23.00
12/18/20
(3,255)
Honeywell International, Inc. 3 (49,383) 170.00
12/18/20
(2,055)
Intel Corp. 8 (41,424) 60.00
10/16/20
(24)
International Business Machines Corp. 3 (36,501) 125.00
10/16/20
(354)
Johnson & Johnson 2 (29,776) 155.00
10/16/20
(140)
JPMorgan Chase & Co. 4 (38,508) 105.00
12/18/20
(1,220)
Kimberly-Clark Corp. 3 (44,298) 145.00
10/16/20
(1,380)
Kroger Co. (The) 3 (10,173) 35.00
10/16/20
(105)
Marathon Petroleum Corp. 5 (14,670) 40.00
10/16/20
(5)
Marsh & McLennan Cos., Inc. 2 (22,940) 115.00
10/16/20
(320)
Mastercard , Inc., Class A 3 (101,451) 350.00
11/20/20
(3,570)
Merck & Co., Inc. 7 (58,065) 80.00
10/16/20
(2,310)
MetLife, Inc. 10 (37,170) 40.00
10/16/20
(160)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
Exchange Traded Call Options Written (continued)
Micron Technology, Inc. 12 $ (56,352) $ 52.50
10/16/20
$ (264)
Microsoft Corp. 10 (210,330) 200.00
10/16/20
(12,370)
Mondelez International, Inc., Class A 4 (22,980) 60.00
12/18/20
(612)
Morgan Stanley 4 (19,340) 52.50
10/16/20
(108)
NetApp, Inc. 25 (109,600) 45.00
12/18/20
(7,000)
NextEra Energy, Inc. 2 (55,512) 300.00
12/18/20
(1,280)
NIKE, Inc., Class B 3 (37,662) 100.00
10/16/20
(7,755)
Northrop Grumman Corp. 3 (94,647) 360.00
11/20/20
(600)
NRG Energy, Inc. 30 (92,220) 30.00
01/15/21
(8,160)
Omnicom Group, Inc. 3 (14,850) 57.50
10/16/20
(30)
Oracle Corp. 60 (358,200) 62.50
12/18/20
(12,900)
Oracle Corp. 3 (17,910) 60.00
12/18/20
(1,020)
PayPal Holdings, Inc. 4 (78,812) 175.00
10/16/20
(9,244)
PepsiCo, Inc. 3 (41,580) 140.00
10/16/20
(630)
Pfizer, Inc. 5 (18,350) 40.00
12/18/20
(435)
Progressive Corp. (The) 3 (28,401) 95.00
11/20/20
(1,170)
QUALCOMM, Inc. 8 (94,144) 95.00
10/16/20
(18,720)
Raytheon Technologies Corp. 4 (23,016) 65.00
12/18/20
(580)
Regeneron Pharmaceuticals, Inc. 2 (111,956) 560.00
01/15/21
(9,400)
salesforce.com, Inc. 3 (75,396) 220.00
11/20/20
(11,100)
Spirit AeroSystems Holdings, Inc., Class A 10 (18,910) 24.00
10/16/20
(220)
Target Corp. 25 (393,550) 125.00
10/16/20
(83,750)
UnitedHealth Group, Inc. 3 (93,531) 320.00
12/18/20
(4,446)
Verizon Communications, Inc. 50 (297,450) 57.50
10/16/20
(11,150)
Verizon Communications, Inc. 3 (17,847) 62.50
01/15/21
(306)
Visa, Inc., Class A 3 (59,991) 210.00
12/18/20
(2,130)
Walmart, Inc. 24 (335,784) 140.00
01/15/21
(20,640)
Walmart, Inc. 3 (41,973) 140.00
12/18/20
(2,352)
Total Exchange Traded Call Options Written (Premiums Received $(243,494))
$ (347,052)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 9/30/2020 :
Assets Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 15,813,138 $ – $ – $ 15,813,138
Rights 1,800 – – 1,800
U.S.
Government
Obligations – 9,998,518 – 9,998,518
Money Market
Fund – 3,843,673 – 3,843,673
TOTAL
$15,814,938 $13,842,191 $– $29,657,129
Liabilities Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ (562,092) $ (76,605) $ – $ (638,697)
TOTAL
$(562,092) $(76,605) $– $(638,697)
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.